361° Absolute Alpha Fund Class A Shares - AAFAX Class I Shares – AAFIX
Summary Prospectus	January 20, 2011
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at www.361funds.com.  You may also obtain this information at no cost by calling 888-736-1227 (888-7361CAP) or by sending an e-mail request to info@361Capital.com. The Fund's Statutory Prospectus and Statement of Additional Information, both dated December 31, 2010, are incorporated by reference into this Summary Prospectus.

Investment Objective
The investment objective of the Fund is to achieve capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.  More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 20 of the Statutory Prospectus.

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		5.75%		None
Maximum deferred sales charge (load)		1.00%[1]		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		2.00%		2.00%
Wire fee or overnight check delivery fee		$15		$15
Retirement account fees (annual maintenance and redemption requests)		$15		$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.60%		1.60%
Distribution and/or service (12b-1) fees		0.25%		None
Other expenses[2]		1.14%		1.14%
Dividend and interest expense on short sales	0.44%		0.44%
Shareholder servicing fee	0.15%		0.15%
All other expenses	0.55%		0.55%
Acquired fund fees and expenses[3]		0.14%		0.14%
Total annual fund operating expenses		3.13%		2.88%
Fee waiver and/or expense reimbursement[4]		(0.05)%		(0.05)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)[4]		3.08%		2.83%
1 No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
2 These expenses are estimated for the current fiscal year.
3 Estimated fees and expenses to be incurred indirectly by the Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
4 The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.50% and 2.25% of the average daily net assets of the Fund's Class A and Class I shares, respectively.  This agreement is effective until December 31, 2011, and may be terminated by the Trust's Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$868	$1,481
Class I shares	$286	$887

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies
In pursuing its investment objective, the Fund employs an absolute alpha (“return”) investment approach principally through a multi-manager, multi-strategy program of investment.  The Fund invests in a wide range of equity, debt, and derivative securities.  The Fund’s advisor, 361º Capital, LLC (“361º” or the “Advisor”), intends to allocate the Fund’s assets among various investment strategies, as well as investment managers (“sub-advisors”) that utilize a variety of investment strategies, with the intention that such allocation will result in significantly lower risk (volatility) than if the Fund’s assets were managed by any single manager or using a single strategy.  In addition to investing through sub-advisors, the Fund may invest in other strategies through funds managed by other managers, including open-end funds, closed-end funds, and exchange traded funds (“ETFs”).  In selecting investments and sub-advisors for the Fund, the Advisor will apply a variety of selection approaches and disciplines.  It will endeavor to select investment vehicles and sub-advisors that offer a variety of different skills in an effort to balance the Fund’s portfolio and to produce an overall portfolio return consistent with the Fund’s investment objective.

The Advisor will invest a portion of the Fund’s assets in securities and other instruments directly. The Advisor may exercise this discretion in order to hedge or to modify the Fund’s exposure to a particular investment or market-related risk created by a sub-advisor, to invest the Fund’s assets pending allocation to a sub-advisor, or to establish long positions in securities it deems appropriate for meeting the Fund’s investment objectives.  The Advisor may from time to time reallocate the Fund’s assets among itself and the sub-advisors.

The Advisor and the Fund’s sub-advisors determine whether to buy or sell an investment for the Fund’s portfolio by applying various investment strategies, including without limitation the following strategies:

Long Equity Strategies - Includes investments in fundamentally undervalued equities as well as equities exhibiting growth or trending price or earnings patterns.  This strategy may focus on specific sectors, styles, geographic areas and market capitalizations in order to identify the most attractive investment opportunities. The Advisor selects sub-advisors based upon their demonstrated abilities to generate performance that exceeds the relevant index or benchmark for their strategies.

Hedged Equity Strategies - Includes both long and short investments in companies that are determined to be mispriced in terms of over- and under-valuation.  The Advisor may attempt to limit market risk using indices, ETFs, or options. The Advisor may adjust the level of directional exposure (i.e., exposure in the direction the sub-advisor believes the market is trending) depending on its views on the markets and available opportunities.

Short-Biased Strategies - Includes short selling of individual securities (i.e., selling borrowed shares and attempting to buy them back at a lower price) as well as the use of ETFs, futures and options. This strategy is focused primarily on hedging some or all of the directional exposures that may exist in other strategies.

Tactical Asset Allocation Strategies - Includes investments intended to exploit value opportunities in debt and equity markets by tactically allocating to market segments that provide the most attractive risk/reward characteristics.  The Advisor or sub-advisors may also tactically allocate between various geographic markets, sectors and styles based on fundamental, economic and technical factors.

Absolute Return Strategies - Includes investments that seek to produce absolute returns in most market environments utilizing long and short exposures in equity, debt, currency, volatility and commodity markets. The Advisor or sub-advisors may use individual securities, futures, options and ETFs to gain exposure to various markets.

Types of Investments

Pursuant to any of the above-described strategies, the Fund may invest in a wide range of instruments, markets and asset classes in the U.S. and non-U.S. markets. The Fund’s investments generally include equity securities, fixed income securities and derivatives.

Equities:  The Fund’s investment in equity securities may include common stock, preferred stocks and convertible securities of issuers of any market capitalization in the U.S. and foreign (non-U.S.) markets, including emerging markets.  The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

Derivatives:  The Fund may invest in derivatives, which are financial instruments that have values that depend upon, or are derived from, reference assets, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are futures contracts on securities, commodities, and securities indices, and options on securities, securities indices, commodities, futures, and swaps. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset. Leverage involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns.

Fixed Income Securities:  The Fund may invest in fixed income securities of any credit quality and any maturity, including those rated below investment grade (i.e., “junk bonds).

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency.  When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Allocation of Fund Assets

As of the date of this Prospectus, the Advisor has entered into sub-advisory agreements with the following sub-advisors to manage portions of the Fund.  Each sub-advisor will manage its portion of the Fund using the investment style described below; however, the Advisor may select other strategies offered by the sub-advisors for the Fund’s investments.

▪
BRC Investment Management LLC employs a long U.S. equity large cap strategy.  The sub-advisor considers large cap companies to be those included in the S&P 500 Index and companies with market capitalization above $10 billion.

▪	Tributary Capital Management LLC employs a long U.S. equity small cap strategy. The sub-advisor considers small cap companies to be those with market capitalization below $4 billion.

As of the date of this Prospectus, the Advisor intends to employ the other strategies described above by investing a portion of the Fund in funds, futures and options.

Principal Risks
The Fund's principal risks are described below.  Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•
Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•
Management and strategy risk.  Investment strategies employed by the Advisor and sub-advisors in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Multi-style management risk. Because portions of the Fund's assets are managed by different sub-advisors using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other sub-advisors may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•
ETF risk.  ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

•
Equity risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•
Small-Cap Company risk:  The securities of small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

•
Derivatives risk.  A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance.  Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.

•
Short sales risk.  In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

•
Fixed Income Securities risk.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

•
Credit risk.  Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivative transaction, to make timely interest or principal payments or otherwise honor its obligations, could cause the Fund to lose money.

•	Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund's share price.

•
High yield risk. High yield fixed income securities involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.

•
Leveraging risk.  The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

•
Market sector risk.  The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•
Commodity sector risk.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including changes in supply and demand relationships, weather, fiscal, monetary and exchange control programs, acts of terrorism, tariffs and international economic, political, military and regulatory developments.  The commodity markets are subject to temporary distortions or other disruptions.  U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day.  Once a limit price has been reached in a particular contract, no trades may be made at a different price.  Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.  These circumstances could adversely affect the value of the Fund's commodity-linked investments.

•
Foreign investment risk.  To the extent the Fund has investment exposure to foreign markets, the Fund's performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

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Currency risk.  The Fund may invest directly or indirectly in currency indices or baskets.  Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.  In the case of hedged positions, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.

•
Liquidity risk.  When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value.  In such a market, the value of such securities and the Fund's share price may fall dramatically.

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Non-diversification risk.  The Fund is classified as "non-diversified" under the Investment Company Act of 1940 and therefore may invest more of its assets in fewer positions then "diversified" mutual funds.  Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Investment Advisor and Sub-Advisors
361º Capital, LLC is the Fund’s investment advisor.  BRC Investment Management LLC (“BRC”), and Tributary Capital Management, LLC (“Tributary”) serve as the Fund’s sub-advisors (collectively, the “Sub-Advisors”).

Portfolio Managers
The following individuals serve as the Fund’s portfolio managers:

Advisor	Portfolio Manager	Managed the Fund Since:	Sub-Advisor	Portfolio Manager	Managed the Fund Since:
361º Capital, LLC	Brian P. Cunningham, CFA, Principal, Chief Investment Officer.	Inception December 31, 2010.	BRC Investment Management LLC	Mark Frederick Jaeger, CFA, CPA, Principal, Director of Quantitative Equity	Inception December 31, 2010.

361º Capital, LLC	Thomas I. Florence, Principal, Chief Executive Officer.	Inception December 31, 2010.	Tributary Capital Management, LLC	Mark A. Wynegar, CFA, Principal, Equities	Inception December 31, 2010.

			Tributary Capital Management, LLC	Michael L. Johnson, CFA, Portfolio Manager, Equities	Inception December 31, 2010.

Purchase and Sale of Fund Shares
The following shows the Fund's investment minimums for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
Direct Regular Accounts	$10,000	None
Direct Retirement Accounts	$10,000	None
Gift Account For Minors	$10,000	None
Class I Shares
All Accounts	$1,000,000	None

Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business through your broker-dealer or other financial intermediary, by mail, or by telephone.  If you are purchasing or redeeming Fund shares through an intermediary such as a broker-dealer or bank, contact your intermediary directly.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.